OTHER INCOME	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
OTHER INCOME	OTHER INCOMEFor the year ended December 31, 2021, other income includes $350 million associated with Pembina's termination of the arrangement agreement providing for the proposed acquisition by Pembina of Inter Pipeline Ltd.